Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of annual rates of depreciation property and equipment
%
Computers and electronic equipment	15-33 (mainly 33)
Office and furniture equipment	6-7
Motor vehicles	15

Schedule of intangible assets amortized over their estimated useful lives
Years
Core technology	10.75
Customer relationships	5.75